SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Unrecognized tax benefits, including interest and penalties	$ 5,810	$ 9,563
Obligations for severance compensation	1,796	2,104
Total other liabilities	$ 7,606	$ 11,667